Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2022	2021
Salaries and other benefits	24	45
Share-based payments	17	20
Total compensation	41	65